Results for the Year - A reconciliation of Genmab's effective tax (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Results for the Year
Net result before tax	kr 3,983	kr 5,904	kr 2,859
Tax at the Danish corporation tax rate of 22% for all periods	876	1,299	629
Adjustment to valuation allowance	137	67
Recognition of previously unrecognized tax losses and deductible temporary differences	119	(222)	(19)
Non-deductible expenses/non-taxable income and other permanent differences, net	(147)	(5)	75
All other	(10)	7	8
Total tax effect	99	(153)	64
Total tax expense (income)	975	1,146	693
Total tax for the period in shareholders' equity	kr (31)	kr (44)	kr (24)
Effective Tax Rate	24.50%	19.40%	24.20%
Applicable tax rate	22.00%	22.00%	22.00%